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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         P2 Capital Partners, LLC
                 -------------------------------
   Address:      590 Madison Avenue
                 -------------------------------
                 25th Floor
                 -------------------------------
                 New York, New York 10022
                 -------------------------------

Form 13F File Number: 28-13302
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jason Carri
         -------------------------------
Title:   Chief Financial Officer
         -------------------------------
Phone:   (212) 508-5500
         -------------------------------

Signature, Place, and Date of Signing:

         s/Jason Carri                New York, New York      August 13, 2010
   ---------------------------      ---------------------    -----------------
           [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 21
                                        --------------------

Form 13F Information Table Value Total: $309,882
                                        --------------------
                                            (thousands)

List of Other Included Managers: NONE

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                           FORM 13F INFORMATION TABLE

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ -------- ----------------------
       NAME OF                                        VALUE    SHRS OR   SH/   PUT/   INVESTMENT   OTHER      VOTING AUTHORITY
       ISSUER              TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION  MANAGERS   SOLE    SHARED NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ -------- --------- ------ ----
Bally Technologies, Inc.  Common Stock     05874B107  $17,086   527,500  SH     -       SHARED-     NONE     527,500   -      -
                                                                                        DEFINED
CBIZ, Inc.                Common Stock     124805102  $19,196 3,018,265  SH     -       SHARED-     NONE   3,018,265   -      -
                                                                                        DEFINED
Caterpillar Inc.          Common Stock     149123101   $3,004    50,000   -    Put      SHARED      NONE      50,000   -      -
                                                                                        DEFINED
Corinthian Colleges, Inc. Common Stock     218868107   $3,940   400,000  SH     -       SHARED-     NONE     400,000   -      -
                                                                                        DEFINED
CSX Corporation           Common Stock     126408103   $2,978    60,000   -    Put      SHARED      NONE      60,000   -      -
                                                                                        DEFINED
Deere & Company           Common Stock     244199105   $3,341    60,000   -    Put      SHARED      NONE      60,000   -      -
                                                                                        DEFINED
Forrester Research, Inc.  Common Stock     346563109  $16,082   531,466  SH     -       SHARED-     NONE     531,466   -      -
                                                                                        DEFINED
Gen-Probe Incorporated    Common Stock     36866T103  $18,762   413,069  SH     -       SHARED-     NONE     413,069   -      -
                                                                                        DEFINED
Haemonetics Corporation   Common Stock     405024100  $13,206   246,755  SH     -       SHARED-     NONE     246,755   -      -
                                                                                        DEFINED
Honeywell International
 Inc.                     Common Stock     438516106   $2,927    75,000   -    Put      SHARED      NONE      75,000   -      -
                                                                                        DEFINED
Ingersoll-Rand PLC        Common Stock     G47791101   $2,085    60,000   -    Put      SHARED      NONE      60,000   -      -
                                                                                        DEFINED
Interline Brands, Inc.    Common Stock     458743101  $24,211 1,400,299  SH     -       SHARED-     NONE   1,400,299   -      -
                                                                                        DEFINED
Kendle International Inc. Common Stock     48880L107   $8,360   725,730  SH     -       SHARED-     NONE     725,730   -      -
                                                                                        DEFINED

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

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ -------- ----------------------
       NAME OF                                        VALUE    SHRS OR   SH/   PUT/   INVESTMENT   OTHER      VOTING AUTHORITY
       ISSUER              TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION  MANAGERS   SOLE    SHARED NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ -------- --------- ------ ----
The Middleby Corporation  Common Stock     596278101  $21,497   404,146  SH     -       SHARED-     NONE     404,146   -      -
                                                                                        DEFINED
Patterson Companies, Inc. Common Stock     703395103  $16,112   564,750  SH     -       SHARED      NONE     564,750   -      -
                                                                                        DEFINED
Pool Corporation          Common Stock     73278L105  $40,421 1,844,004  SH     -       SHARED-     NONE   1,844,004   -      -
                                                                                        DEFINED
PSS World Medical, Inc.   Common Stock     69366A100  $21,670 1,024,600  SH     -       SHARED-     NONE   1,024,600   -      -
                                                                                        DEFINED
The Scotts Miracle-Gro
 Company                  Common Stock     810186106  $15,721   354,000  SH     -       SHARED      NONE     354,000   -      -
                                                                                        DEFINED
Solera Holdings, Inc.     Common Stock     83421A104     $411    11,360  SH     -       SHARES-     NONE      11,360   -      -
                                                                                        DEFINED
UTi Worldwide Inc.        Ordinary Shares  G87210103  $40,219 3,248,733  SH     -       SHARED-     NONE   3,248,733   -      -
                                                                                        DEFINED
VCA Antech, Inc.          Common Stock     918194101  $18,653   753,350  SH     -       SHARED-     NONE     753,350   -      -
                                                                                        DEFINED

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